Schedule of Investments (unaudited)	iShares® Cohen & Steers REIT ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 10.5%
Healthpeak Properties Inc.	1,865,962	$55,325,773
Ventas Inc.	1,293,227	59,578,968
Welltower Inc.	1,446,481	87,656,749
		202,561,490
Hotel & Resort REITs — 1.7%
Host Hotels & Resorts Inc.	2,444,635	33,124,804

Industrial REITs — 10.1%
Duke Realty Corp.	1,284,471	50,813,673
Prologis Inc.	1,405,157	145,012,202
		195,825,875
Office REITs — 9.8%
Alexandria Real Estate Equities Inc.	429,209	71,725,116
Boston Properties Inc.	490,920	44,806,268
Cousins Properties Inc.	513,873	16,207,554
Douglas Emmett Inc.	571,435	15,834,464
Kilroy Realty Corp.	363,314	20,574,472
Vornado Realty Trust	543,321	21,602,443
		190,750,317
Residential REITs — 21.3%
American Campus Communities Inc.	477,072	19,636,283
AvalonBay Communities Inc.	487,859	79,847,882
Equity LifeStyle Properties Inc.	587,200	35,725,248
Equity Residential	1,186,970	73,164,831
Essex Property Trust Inc.	226,037	54,160,726
Invitation Homes Inc.	1,942,964	57,278,579
Sun Communities Inc.	372,844	53,365,162
UDR Inc.	1,022,782	39,325,968
		412,504,679
Retail REITs — 11.1%
Federal Realty Investment Trust	238,588	20,890,765
Security	Shares	Value

Retail REITs (continued)
Realty Income Corp.	1,196,000	$70,635,760
Regency Centers Corp.	546,821	25,799,015
Simon Property Group Inc.	1,060,318	98,535,352
		215,860,892
Specialized REITs — 35.4%
American Tower Corp.	608,661	138,385,165
Digital Realty Trust Inc.	932,410	134,220,419
Equinix Inc.	185,536	137,289,219
Extra Space Storage Inc.	447,394	50,908,963
Public Storage	527,145	119,988,745
SBA Communications Corp.	388,013	104,247,453
		685,039,964

Total Common Stocks — 99.9%
(Cost: $1,853,844,198)		1,935,668,021

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	5,110,000	5,110,000

Total Short -Term Investments — 0.2%
(Cost: $5,110,000)		5,110,000

Total Investments in Securities — 100.1%
(Cost: $1,858,954,198)		1,940,778,021

Other Assets, Less Liabilities — (0.1)%		(2,524,051)

Net Assets — 100.0%		$1,938,253,970

(a)  Affiliate of the Fund

(b)  Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$56,103,503	$—		$(56,090,150	)(b)	$18,999	$(32,352)	$—	—	$76,177	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,230,000	880,000	(b)	—		—	—	5,110,000	5,110,000	3,216		—
						$18,999	$(32,352)	$5,110,000		$79,393		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Cohen & Steers REIT ETF
January 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	75	03/19/21	$2,499	$49,412

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,935,668,021	$—	$—	$1,935,668,021
Money Market Funds	5,110,000	—	—	5,110,000
	$1,940,778,021	$—	$—	$1,940,778,021
Derivative financial instruments(a)
Assets
Futures Contracts	$49,412	$—	$—	$49,412

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2